Financing Receivables - Credit Quality Year of Origination (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Amortized cost for each class of receivables, by credit quality indicator
Financing receivable and net investment in lease, amortized cost	$ 12,716	$ 13,769
Americas | Aaa - Baa3
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	2,292	3,316
Originated in Fiscal Year before Latest Fiscal Year	1,645	1,197
Originated Two Years before Latest Fiscal Year	655	559
Originated Three Years before Latest Fiscal Year	205	251
Originated Four Years before Latest Fiscal Year	104	128
Originated Five or More Years before Latest Fiscal Year	55	32
Financing receivable and net investment in lease, amortized cost	4,955	5,482
Americas | Ba1 - C
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	1,028	1,097
Originated in Fiscal Year before Latest Fiscal Year	268	323
Originated Two Years before Latest Fiscal Year	85	217
Originated Three Years before Latest Fiscal Year	79	91
Originated Four Years before Latest Fiscal Year	23	26
Originated Five or More Years before Latest Fiscal Year	50	45
Financing receivable and net investment in lease, amortized cost	1,533	1,800
EMEA | Aaa - Baa3
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	750	1,447
Originated in Fiscal Year before Latest Fiscal Year	687	451
Originated Two Years before Latest Fiscal Year	284	258
Originated Three Years before Latest Fiscal Year	106	161
Originated Four Years before Latest Fiscal Year	58	42
Originated Five or More Years before Latest Fiscal Year	16	14
Financing receivable and net investment in lease, amortized cost	1,901	2,373
EMEA | Ba1 - C
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	520	704
Originated in Fiscal Year before Latest Fiscal Year	374	159
Originated Two Years before Latest Fiscal Year	83	158
Originated Three Years before Latest Fiscal Year	60	99
Originated Four Years before Latest Fiscal Year	38	16
Originated Five or More Years before Latest Fiscal Year	30	38
Financing receivable and net investment in lease, amortized cost	1,106	1,173
Asia Pacific | Aaa - Baa3
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	501	799
Originated in Fiscal Year before Latest Fiscal Year	386	203
Originated Two Years before Latest Fiscal Year	110	210
Originated Three Years before Latest Fiscal Year	97	127
Originated Four Years before Latest Fiscal Year	40	84
Originated Five or More Years before Latest Fiscal Year	39	12
Financing receivable and net investment in lease, amortized cost	1,174	1,434
Asia Pacific | Ba1 - C
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	70	96
Originated in Fiscal Year before Latest Fiscal Year	42	65
Originated Two Years before Latest Fiscal Year	40	49
Originated Three Years before Latest Fiscal Year	22	22
Originated Four Years before Latest Fiscal Year	8	21
Originated Five or More Years before Latest Fiscal Year	12	17
Financing receivable and net investment in lease, amortized cost	$ 195	$ 269